Note 12 - Quarterly Financial Information (Unaudited, in Thousands, Except Share and Per Share Data) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Quarterly Financial Information [Table Text Block]
	Three Months Ended (a)
	March 31,	June 30,	September 30,	December 31,
	2018	2018	2018	2018
Operating expenses	$6,365	$5,000	$4,622	$5,385
Net loss attributable to common stockholders	(6,081)	(4,879)	(4,510)	(5,259)
Net loss per share attributable to common stockholders:
Basic and Diluted	$(0.34)	$(0.28)	$(0.25)	$(0.27)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders:
Basic and Diluted	17,674,729	17,674,729	17,824,186	19,221,292
	Three Months Ended (a)
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017
Operating expenses	$6,480	$5,986	$12,306	$5,590
Net loss attributable to common stockholders	(6,498)	(5,608)	(19,054)	(5,551)
Net loss per share attributable to common stockholders:
Basic and Diluted	$(0.39)	$(0.33)	$(1.08)	$(0.33)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders:
Basic and Diluted	16,636,201	17,207,672	17,619,418 (b)	17,619,418